Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2023
Long-term Investments
Schedule of changes in the Group's long-term investments

	Equity Securities
	Without Readily		Equity Securities With
	Determinable Fair		Readily Determinable
	Values	Equity Method	Fair Values	Total

	(In US$ thousands)
Balance at December 31, 2020	$579,084	$311,161	$289,221	$1,179,466
Investments made/transfers from prepayments	96,768	182,200	—	278,968
Income from equity method investments, net	—	14,217	—	14,217
Dividend declared from equity method investments	—	(11,695)	—	(11,695)
Disposal of investments	(75,667)	—	(4,946)	(80,613)
Changes from measurement alternative to consolidation (Note 6)	(66,415)	—	—	(66,415)
Reclassification of equity investment without readily determinable fair values to those with readily determinable fair values	(142,000)	—	142,000	—
Impairment on investments	(106,800)	—	—	(106,800)
Fair value change through earnings	(23,316)	—	9,877	(13,439)
Currency translation adjustment	7,062	6,900	—	13,962
Balance at December 31, 2021	268,716	502,783	436,152	1,207,651
Investments made/transfers from prepayments	36,423	114,909	—	151,332
Loss from equity method investments, net	—	(24,069)	—	(24,069)
Dividend declared from equity method investments	—	(5,772)	—	(5,772)
Disposal of investments	(29,974)	(6,293)	—	(36,267)
Impairment on investments	(63,515)	—	—	(63,515)
Fair value change through earnings	—	—	(196,602)	(196,602)
Currency translation adjustment	(15,071)	(24,057)	—	(39,128)
Balance at December 31, 2022	196,579	557,501	239,550	993,630
Investments made/transfers from prepayments/other non-current assets	70,864	303,845	—	374,709
Income from equity method investments, net	—	13,392	—	13,392
Dividend declared from equity method investments	—	(4,683)	—	(4,683)
Disposal of investments	(3,463)	(14,250)	—	(17,713)
Changes from measurement alternative to consolidation (Note 6)	(43,988)	—	—	(43,988)
Reclassification of equity investment with readily determinable fair value to equity-method investment	—	153,407	(153,407)	—
Impairment on investments	(25,706)	—	—	(25,706)
Fair value change through earnings	10,877	—	32,125	43,002
Currency translation adjustment	(3,873)	(8,384)	—	(12,257)
Balance at December 31, 2023	$201,290	$1,000,828	$118,268	$1,320,386

Schedule of the total carrying value of the equity investments accounted for under the measurement alternative

The following table summarizes the total carrying value of the equity investments accounted for under the measurement alternative as of December 31, 2022 and 2023, respectively, including cumulative upward and downward adjustments made to the initial cost basis of the securities.

Cumulative Results
(In US$ thousands)
Initial cost basis	$662,460
Upward adjustments	85,710
Downward adjustments	(554,013)
Foreign currency translation	2,422
Total carrying value at December 31, 2022	$196,579

Initial cost basis	$689,724
Upward adjustments	92,736
Downward adjustments	(579,719)
Foreign currency translation	(1,451)
Total carrying value at December 31, 2023	$201,290

Schedule of the carrying amount and fair value of the marketable security

		Gross	Gross
	Cost	Unrealized	Unrealized	Fair
	Basis	Gains	Losses	Value

	(In US$ thousands)
INMYSHOW	$81,385	$62,952	$—	$144,337
Didi	142,000	—	(46,787)	95,213
December 31, 2022	$223,385	$62,952	$(46,787)	$239,550

Didi	$142,000	$—	$(23,732)	$118,268
December 31, 2023	$142,000	$—	$(23,732)	$118,268

Summary of condensed financial information on equity method investments

	Year ended December 31,
	2021	2022	2023

	(In US$ thousands)
Operating data:
Revenue	$225,356	$158,110	$850,102
Gross profit	$206,457	$129,393	$298,736
Income (loss) from operations	$243,516	$(195,636)	$12,153
Net income (loss)	$247,808	$(200,042)	$8,188
Net income (loss) attributable to the investees	$247,808	$(200,042)	$9,856

	As of December 31,
	2022	2023

	(In US$ thousands)
Balance sheet data:
Current assets	$904,956	$1,803,408
Non-current assets	$2,417,452	$2,568,567
Current liabilities	$683,626	$1,199,969
Long-term liabilities	$119	$16,879
Non-controlling interests	$—	$(4,849)